Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) 10K - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,265,332	$ 8,879,799
Stock based compensation	4,459,732	611,380
Accrued compensation	1,525,089	1,720,775
Credit carryforwards	124,525	124,525
Amortization	$ 1,755	53,595
Discount amortization		630,104
Accrued interest		251,167
Gross deferred tax assets	$ 17,376,433	12,271,345
Less valuation allowance	(17,321,688)	(12,188,172)
Net deferred tax assets	54,745	83,173
Depreciation	$ (54,745)	(68,371)
Gain on sale of assets		(14,802)
Gross deferred tax liabilities	$ (54,745)	(83,173)
Net deferred tax assets	$ 0	$ 0